Note 8 Subsequent Event	6 Months Ended
Jun. 30, 2014
Notes
Note 8 Subsequent Event

NOTE 8 SUBSEQUENT EVENT

Subsequent to June 30, 2014, the Company issued 4,000,000 common shares valued at $7,360,000 as payment for consulting services. Shares were valued as of their respective issuance date.

On July 25, 2014, the Company and CanaLeaf entered into a non-binding letter of intent seeking to amend the Subscription Agreement referred to in Note 9 and restructure its proposed ownership interest in IHMML.  No assurances can be given that the transactions described in such non-binding letter of intent will be effectuated.